EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2019
Profit or loss [abstract]
EARNINGS PER SHARE
42	EARNINGS PER SHARE

	2019	2018	2017
	US$’000	US$’000	US$’000
Loss for the purpose of basic earnings per share
Net loss attributable to the shareholders of the Group	(43,487)	(20,640)	(60,812)
Effect of dilutive potential on ordinary share	-	-	-
Earnings for the purposes of diluted earnings per share	(43,487)	(20,640)	(60,812)

Number of shares for the purpose of calculating basic and diluted earnings per share

	2019	2018	2017
Issued ordinary shares as at 1 January (i)	19,063,833	19,063,833	19,063,833
Effect of treasury shares held	41,168	-	-
Weighted average number of ordinary shares as at 31 December	19,022,665	19,063,833	19,063,833

	US$	US$	US$
Basic and diluted loss per share	(2.29)	(1.08)	(3.19)

(i)
Basic and diluted loss per share for the year ended December 30, 2017 were calculated assuming the number of shares issued as at June 18, 2018 (the date of the Spin-off) to provide comparative figures to the 2018 results.

The shares granted under 2018 FSP in 2018 (Note 29) are not included in the calculation of diluted loss per share because they are antidilutive for the year ended 31 December 2019 and 31 December 2018. These shares granted under 2018 FSP could potentially dilute basic earnings per share in the future.

Impact of changes in accounting policies

The following table summarises that effect on both basic and diluted earnings per share, arising from changes in accounting policies:

	Impact on profit for the year from continuing operations	Impact on basic loss per share	Impact on diluted loss per share
	US$’000	US$’000	US$’000
31 December 2019
Impact of the adoption of IFRS 16	1,144	(0.06)	(0.06)

31 December 2018
Impact of the adoption of IFRS 15	(423)	(0.02)	(0.02)
Impact of the adoption of IFRS 9	(51)	*	*
	(474)	(0.02)	(0.02)

*	Amount is less than US$0.01